Senior Secured Notes (Details) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 09, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 04, 2015
Net cash proceeds from the Notes ($12,500 less investors issuance costs of $75)			$ 0	$ 12,425	$ 12,425	$ 0
Book value as of December 31, 2015 (net of unamortized portion of debt issuance costs of $73)	$ 3,111	$ 496	3,111
Debt Instrument, Unamortized Discount							$ 2,961
Convertible Notes Payable					3,184		9,464
Debt repayments in January and February 2016	(1,190)				(8,294)
Book value of Notes before the Exchange Note Agreement on March 9, 2016	2,277
Fair value of the considerations provided to the Investors, including:
Increase in fair value of May 2015 Warrants due to reduced exercise price	281		281
Repayment of Notes in shares of common stock	1,267
Repayment of $1,267 of Notes in shares of common stock at a discount to the market	183
Restructuring fee paid to the Investors	50		50	$ 218	218	0
Total fair value of the considerations provided to the Investors	1,781
Amortization of debt discount and debt issuance costs, included in interest expense	356	304			2,014	$ 0
Book value of Amended Notes	$ 496	$ 800	$ 800		$ 3,111
May Two Thousand Fifteen Warrants [Member]
Debt Instrument, Unamortized Discount							1,717
Conversion Warrants [Member]
Debt Instrument, Unamortized Discount							$ 1,244